Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of deferred tax assets and liabilities
	December 31, 2021	December 31, 2020	December 31, 2019
Net loss for the period	$(11,690,098)	$(586,895)	$(957,055)
Statutory income tax rate	25.0%	31.2%	31.2%
Expected in tax recovery at statutory income tax rates	$(2,923,000)	$(177,814)	$(298,889)
Permanent differences	1,601,000	14,390	3,498
Difference in tax rates, foreign exchange, and other	484,000	(112,435)	16,485
Change in deferred tax assets not recognized	838,000	275,859	278,906
Income tax expense (benefit)	$-	$-	$-

Schedule of deferred tax assets and liabilities
	December 31, 2021	December 31, 2020
Deferred tax assets
Net operating loss carryforwards	$2,185,532	$1,347,532
Deferred tax assets not recognized	(2,185,532)	(1,347,532)
Net deferred tax asset	$-	$-